Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,446,000
Previously Paid Amount	0.00
Total Fee Amount	199.69
Total Offset Amount	0.00
Net Fee	199.69
Narrative - Max Aggregate Offering Price	$ 1,446,000
Final Prospectus	true